Label	Element	Value
Innovator Equity Premium Income – Daily PutWrite ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INNOVATOR EQUITY PREMIUM INCOME – DAILY PUTWRITE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while providing capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide current income while maintaining capital appreciation. The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and financial instruments that give economic exposure to equity securities through a daily put-write options strategy. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”).

As further described below, the Fund seeks to achieve its investment objective by implementing an investment strategy that invests: (i) a portion of its assets in select equity securities that comprise a broad U.S. large capitalization equity index; (ii) in financial instruments that provide leveraged exposure to the investment performance of a daily “put-write” options portfolio (the “Options Strategy”); and (iii) in U.S. Treasury bills (“U.S. T-Bills”) and/or money market funds. The Fund’s portfolio is designed to produce the following investment profile:

•   Investment Growth Potential:

•   Capital Appreciation.    The Fund invests approximately 50% of its net assets in the equity securities of certain companies that are components of the Solactive GBS United States 500 Index (the “U.S. Equity Index”), a broad U.S. large-capitalization equity index (the “Equity Portfolio”). Through the Equity Portfolio, the Fund seeks to provide capital appreciation by experiencing the performance of the U.S. Equity Index to the extent of the Fund’s investment. See “Investment Portfolio—Equity Portfolio” below for additional information.

•   Current Income.    The Fund seeks to provide current income through monthly distributions generated primarily from premiums received from the implementation of the Options Strategy. The Options Strategy generates income from investment exposure to sold single-day expiration, approximately “5 delta” out-of-the-money put option contracts that reference the S&P 500® Price Return Index (“SPX”), a broad U.S. large-capitalization index that provides investment results substantially similar to the U.S. Equity Index (the “Daily Put Contracts”). As further described below, a “5 delta” Daily Put Contract is intended to have a low probability (i.e., approximately a 5% chance) of finishing in-the-money, at which point the Fund’s investment in the Daily Put Contract would experience a loss. As described further below, the Daily Put Contracts have expiration dates of the business day that immediately follows the day the Daily Put Contract is entered into.

The Fund implements the Options Strategy by investing approximately 25% of its net assets in either (1) equity-linked notes that provide leveraged (3.75x) exposure to the Daily Put Contracts (“ELNs”) or (2) through a combination of ELNs and Daily Put Contracts sold directly by the Fund. Pursuant to the Options Strategy, the Fund will seek to hold ELNs with leveraged exposure that, together with any direct, unleveraged sales of Daily Put Contracts, will provide the Fund with exposure to Daily Put Contracts that cover approximately 100% of the Fund’s net assets. The Fund also expects to receive income generated by its investments in U.S. T-Bills, money market funds and dividends, if any, from its investments in components of the U.S. Equity Index, as detailed below. See “Investment Portfolio—Options Strategy” below for additional information.

•   Investment Loss Potential.    On a daily basis, the Fund will be subject to the downside performance of the Equity Portfolio and SPX by virtue of the Options Strategy. Through the Equity Portfolio, the Fund has the potential for capital loss by experiencing the daily returns of the U.S. Equity Index to the extent of the Fund’s investment. In addition, the Fund will experience losses from the Daily Put Contracts if the value of SPX falls below the strike price either directly through any Daily Put Contracts written by the Fund, or via its investments in ELNs. As a result of the leveraged exposure of the ELNs held by the Fund, the Fund is subject, on a daily basis, to accelerated losses (specifically, approximately 3.75x the difference between the ending price of SPX and the strike price, less the premiums received) up to the principal amount of the ELNs held by the Fund. Therefore, losses experienced by the Fund through the Options Strategy may be greater than the losses incurred by SPX due to the ELNs’ usage of leverage. The Fund’s monthly income payments to investors may not be sufficient to offset any such losses on a total return basis. See “Options Strategy” below for additional information.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Portfolio

The Fund is designed to provide monthly distribution payments while providing capital appreciation. The following chart represents the Fund’s portfolio, related investment function of each component, and approximate weightings within the portfolio. The Fund is an actively managed fund, and accordingly, the Sub-Adviser, subject to the supervision of the Adviser, has discretion to select the Fund’s investments and implement the Fund’s investment strategies.

Innovator Equity Premium Income – Daily PutWrite ETF – Fund Holdings

Portfolio Investment	Approximate Weightings	Investment Details	Intended Investment Function
Options Strategy	25% of the Fund’s assets

The Fund will have exposure to Daily Put Contracts that covers 100% of the Fund’s assets through a portfolio of leveraged ELNs or a combination of leveraged ELNs and Daily Put Contracts sold directly by the Fund.

Provides the Fund with recurring monthly income. The Options Strategy generates income in the form of premiums received while subjecting the Fund to potential downside exposure from losses experienced by SPX. The ELNs provide leveraged (3.75x) exposure to sold Daily Put Contracts and, when combined with any Daily Put Contracts sold directly by the Fund, if any, provide income received for selling put options on 100% of the Fund’s net assets. See “Principal Investment Strategies–Options Strategy” and “Additional Information About the Fund’s Principal Investment Strategies” for additional information.

Portfolio Investment	Approximate Weightings	Investment Details	Intended Investment Function
Equity Portfolio	50% of the Fund’s assets	The Fund invests in a representative sample of equity securities of companies in the U.S. Equity Index.

Provides capital appreciation by replicating the returns of the U.S. Equity Index while also providing dividend income, each to the extent of the Fund’s investment weighting. See “Principal Investment Strategies–Equity Portfolio” for additional information.

U.S. T-Bills and/or Money Market Funds	25% of the Fund’s assets	The Fund invests in: (1) U.S. T-Bills with maturities of less than one year; and/or (2) money market funds.

Provides the potential for income and serves as collateral for put option contracts sold directly by the Fund, if any. See “Principal Investment Strategies–U.S. Treasury Bills and Money Market Funds” for additional information.

Options Strategy

The Fund seeks to provide current income through monthly distributions generated primarily from premiums received from obtaining leveraged exposure to the investment performance of a daily “put-write” options portfolio. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (the “writer”) the obligation to buy, a specified amount of an underlying security at a pre-determined price (the “strike price”). If the price of the reference asset finishes above the strike price, the option contract expires worthless and the writer of the put option contract will experience a gain equal to the premium received for selling the option contract. If the price of the reference asset finishes below the strike price, the writer of the put option contract will experience losses equal to the difference between the price of the reference asset at exercise and the strike price, offset to the extent of the premiums received for writing the option contract. The Fund will provide investment exposure to exchange-traded option contracts. Exchange-traded option contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund has exposure to option contracts that reference an index, and therefore are cash-settled “European” style option contracts. An option is considered to be “European” style when it can be exercised only at expiration (contrasted with “American” style which can be exercised at any time prior to expiration). The Options Strategy provides investment exposure to “daily” option contracts, i.e., option contracts with an expiration date of the immediately following business day.

The Fund implements the Options Strategy with investment exposure to the “Daily Put Contracts” - one-day maturity (i.e., options with an expiration date of the close of the next business day), “5 delta” put option contracts that reference SPX on a daily basis in order to provide income by virtue of premiums received. The amount of premiums generated by the Daily Put Contracts will vary based on market conditions. “Delta” is a measurement to calculate the probability that an option contract will finish in-the-money, at which point an investment in the option contract will experience a loss. The Daily Put Contracts are designed to reduce the likelihood such option contracts finish in-the-money, as a 5 delta put option contract is believed to have a 5% chance of finishing in-the-money. While the Options Strategy seeks to minimize the risk associated with the written put option contracts, the Fund’s sold Daily Put Contracts subject the Fund to risk of loss, including the risk that the Fund may lose a significant amount of its assets in a short period of time.

As further described below, the Fund seeks to obtain exposure to 100% of the Fund’s net assets through the implementation of the Options Strategy. To obtain such exposure the Fund will invest in either leveraged ELNs exclusively or in a combination of leveraged ELNs and sold Daily Put Contracts. The Sub-Adviser will determine whether and to what extent the Fund will use ELNs and/or put option contracts directly in implementing the Options Strategy based on factors including market conditions, pricing, and the availability of suitable counterparties, among others.

ELNs

ELNs are hybrid derivative-type instruments that are designed to combine the characteristics of one or more reference securities (e.g., a single stock, a stock index or a basket of stocks) and a related equity derivative. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. The ELNs in which the Fund expects to invest are sold by major global financial institutions with maturities of approximately one-year. The ELNs are not traded on an exchange and rather are privately negotiated over-the-counter (“OTC”) instruments. The ELNs in which the Fund invests may be considered “restricted securities.” Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The ELNs in which the Fund will invest are expected to be held to maturity and are redeemable by the Fund and callable by the issuer.

The performance of ELNs tie to a security, basket of securities or an index. The ELNs in which the Fund will invest will provide leveraged exposure to an index or indices that provides exposure to the performance of a portfolio of the Daily Put Contracts (any such index, the “Put-Write Index”). Any such Put-Write Index will provide exposure to the performance of the Daily Put Contracts. These ELNs provide leveraged exposure to the Daily Put Contracts in a single note form and seek to provide recurring monthly income. The Fund’s ELN investments will comprise up to approximately 25% of the Fund’s assets and provide leveraged exposure of approximately 3.75x returns of a Put-Write Index. The ELNs do not participate in any upside experienced by the reference asset and is only entitled to gains to the extent of premiums received for selling the option contract. With the premiums generated from selling Daily Put Contracts, the ELNs are expected to provide recurring cash flow to the Fund from the premiums accumulated over a given month. The ELNs, and therefore the Fund, are subjected to the risk of loss associated with price decreases of SPX below the strike price. While the Put-Write Index sells out-of-the-money 5 delta put option contracts, if the value of SPX falls below the strike price of the given put option contracts, the ELNs, and therefore the Fund, will experience loss. Further, because the ELNs utilize 3.75x leverage of the returns of the Put-Write Index, the ELN (and therefore, the Fund) would experience such losses to a greater extent (specifically, 3.75 times the difference between the ending price of SPX and the strike price, less the premiums received). Therefore, the losses incurred by the ELNs, and therefore, the Fund, may be greater than those experienced by SPX. The Fund may lose the entirety of its principal investment in the ELNs. The ELNs in which the Fund invests will reference a Put-Write Index that provides exposure to the performance of the Daily Put Contracts. The Fund has initially selected ELNs that utilize the Goldman Sachs Enhanced Daily Put Writing Index as the Put-Write Index. The Fund has discretion, consistent with its investment strategy, to determine the ELNs in which it invests and in the future the Fund may invest solely in ELNs that use a Put-Write Index other than the Goldman Sachs Enhanced Daily Put Writing Index. For additional information regarding the terms of the ELNs and the indices referenced herein, see “Additional Information About the Fund’s Principal Investment Strategies”. For important information about any indices or index sponsors referenced herein, please see Put-Write Index disclaimers in “Additional Information About the Fund’s Principal Investment Strategies — Put-Write Index”.

Sold Put Contracts

To the extent the Fund does not implement the Options Strategy solely through the purchase of ELNs, the Fund may also directly track the Put-Write Index by selling Daily Put Contracts. The Fund’s direct sale of Daily Put Contracts, if any, is expected to be in amount, when combined with the Fund’s investments in ELNs, that provides for an Options Strategy with approximately 100% notional exposure of the Fund’s assets. Notional value is the total underlying amount of a derivatives trade and measures the economic exposure of a derivatives position.

The Fund will experience losses from selling Daily Put Contracts directly if the value of SPX falls below the strike price. To the extent the Fund sells Daily Put Contracts directly, such options are considered to be uncovered, meaning the Fund does not directly own the securities underlying the option contracts. However, the Fund uses U.S. T-Bills and money market funds as collateral for these purposes and will liquidate assets as necessary to cover any losses incurred by its sold put option contracts.

For additional information regarding the option contracts utilized by the Put-Write Index, see “Additional Information About the Fund’s Principal Investment Strategies”.

Equity Portfolio

The Fund seeks to provide capital appreciation, as well as the potential for income, through the Equity Portfolio. The Fund anticipates investing approximately 50% of its assets in select equity securities of companies that are components of the U.S. Equity Index. As a result, the Fund will not experience the full extent of the investment gains or losses of the U.S. Equity Index, because only a portion of the Fund’s assets (i.e., approximately 50%) are invested in the Equity Portfolio.

The U.S Equity Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The U.S. Equity Index is comprised of the common stock of the largest 500 U.S. companies ranked by total market capitalization (according to the securities’ free float market capitalization) in descending order. The U.S. Equity Index is rebalanced and reconstituted quarterly. The Fund will not invest in each component of the U.S. Equity Index. Rather, the Fund’s investment weightings of the constituents of the U.S. Equity Index in the Equity Portfolio will seek to provide returns that are substantially similar to the U.S. Equity Index. To the extent the Fund’s representative sampling approach fails to replicate the returns of the U.S. Equity Index, the level of noncorrelation with the returns of the U.S. Equity Index could increase and the Fund may further underperform the U.S. Equity Index. For additional information relating to the U.S. Equity Index, see “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund may receive additional income through the Equity Portfolio to the extent any companies in which it invests pay dividends. Any dividend payments received by the Fund will be paid to investors as part of its anticipated monthly distributions.

U.S. Treasury Bills and Money Market Funds

The Fund invests approximately 25% of its assets in: (1) U.S. T-Bills with maturities of less than one-year (the Sub-Adviser generally expects to use U.S. T-Bills with one or three month maturities); and/or (2) money market funds. U.S. Treasury securities are government debt instruments issued by the United States Department of Treasury and are backed by the full faith and credit of the United States government. Money market funds is a type of fund that invests in cash, cash equivalents and short-term debt securities, and seeks to generate income while minimizing risk. It is possible for the Fund to lose money by investing in money market funds. Money market funds are subject to management fees and other expenses of those funds, and the Fund will bear proportionately the costs incurred by the money market funds’ operations in addition to the Fund’s management fee. The Fund’s investment in U.S. T-Bills and/or money market funds provides an opportunity for additional income to the Fund and serves as collateral for the Fund’s sold put option contracts, if any. The Fund’s investments in U.S. T-Bills and/or money market funds may be greater than 25% to the extent the Fund needs additional collateral for its direct selling of put option contracts.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and financial instruments that give economic exposure to equity securities through a daily put-write options strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Innovator Equity Premium Income – Daily PutWrite ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Innovator Equity Premium Income – Daily PutWrite ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Equity Premium Income – Daily PutWrite ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Equity Premium Income – Daily PutWrite ETF | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly and indirectly through its exposure to SPX provided by the Options Strategy. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that the Fund holds as well as the constituents of SPX.

Innovator Equity Premium Income – Daily PutWrite ETF | Equity-Linked Notes Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Equity-Linked Notes Risk.    The Fund’s investments in ELNs entitles it to receive recurring monthly payments from the premiums generated by the ELN’s 3.75x leveraged exposure to the Put-Write Index. However, this strategy limits the opportunity of the ELN to profit since the Put-Write Index does not participate in any gains experienced by the SPX and subjects the ELN, and therefore the Fund, to risk of loss. The ELNs in which the Fund invests will seek to replicate the Put-Write Index, which provides exposure to out-of-the-money daily put option contracts. If SPX were to fall in value and the option contracts became in-the-money, the ELN, and therefore the Fund, would lose value. Further, the ELNs in which the Fund invests, on a daily basis, will have investment exposure to put option contracts that have a value greater than the assets invested in the ELN (specifically 3.75x). Such increased exposure may subject the Fund to losses incurred by the ELN, if any, that are greater than the losses of those experienced by SPX if the SPX declines more the strike price of the put option contracts. The ELNs subject the Fund to the risk that the Fund may lose a significant amount of its assets in a short period of time. In this regard, the ELN (and therefore the Fund) may experience greater losses than SPX if the value of SPX decreases significantly on any day. In light of the leveraged exposure to the Put-Write Index provided by the ELN, SPX need not decline to zero in order for the Fund’s principal investment in such ELN to be lost. That notwithstanding, the Fund’s exposure to losses in its investments in the ELNs is limited to its principal investment in such ELNs because the Fund can only lose the principal it invests in such ELN (i.e., the Fund will not be obligated to invest more capital to cover any losses incurred by the ELN).

Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to risks of debt securities, including credit risk and counterparty risk (each of which is described further below). Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of its investments in ELNs, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Additionally, interest earned from ELNs is generally taxed as ordinary income and additional taxes are added by the equity derivative component.

The ELNs in which the Fund invests are privately negotiated over-the-counter instruments, and not traded on an exchange which subjects them to liquidity and valuation risk and may make ELNs difficult to sell and value. The ELNs may have limited or no secondary markets, which may cause liquidity issues if the Fund tries to sell such ELN. A lack of liquidity may also cause the value of the ELNs to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. If the Fund is unable to obtain a suitable counterparty, the Fund may not be able to achieve its investment objective.

The ELNs will not be given a credit rating, and the Fund will be reliant on the Adviser and Sub-Adviser to evaluate the creditworthiness of the underlying security. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely, or may go bankrupt. The value of the Fund’s ELN investments may be adversely affected if the issuer fails to deliver on its obligation, is subject to an actual or perceived deterioration in their credit quality or files for bankruptcy. In the event an issuer files for bankruptcy, the debt holders of such issuer may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. The issuers of the ELNs in which the Fund invests will have an investment grade rating at the time of investment. While any such issuer credit rating will assess the ELN issuer’s overall creditworthiness, it will not provide an assessment of a specific financial obligation of the issuer, such as an ELN. For additional information see “Counterparty Risk” and “Credit Risk”.

Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Innovator Equity Premium Income – Daily PutWrite ETF | Option Contracts Risk [Member]
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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability to effectively implement the option contracts strategy. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so, which cannot be assured. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its ability to implement its principal investment strategies.

Innovator Equity Premium Income – Daily PutWrite ETF | Put-Write Risk [Member]
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Put-Write Risk.    Put option contracts may be subject to volatile swings in price influenced by the underlying reference asset. Although the Fund receives the premiums from the put option contracts utilized by the Options Strategy, the losses experienced by the Fund if the level of SPX falls below the strike price may be greater than the gains to the Fund from the receipt of the option premiums and may be more than the losses of SPX. With respect to the Fund’s assets invested in the ELNs, the Fund can potentially lose its entire investment in the ELNs if the value of SPX drops significantly below the strike price prior to the expiration date of the option contract utilized by the Put-Write Index. Additionally, market conditions may negatively impact the amount of premiums received from selling put-write option contracts or impact the strike price of the option contracts, subjecting the Fund to more risk of loss.

Innovator Equity Premium Income – Daily PutWrite ETF | Suitability Risk [Member]
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Suitability Risk.    The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors. The Fund may only be suitable for knowledgeable investors who understand how the Fund operates. The Fund is not intended to be used and is not appropriate for investors who do not actively monitor and manage their portfolios.

Innovator Equity Premium Income – Daily PutWrite ETF | Income Risk [Member]
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Income Risk.    The Fund’s income received, and therefore distributed, may vary and decline due to market conditions, among other factors. The Fund receives income from any dividends received through its investments in components of the U.S. Equity Index income received from the Options Strategy as well as the U.S. T-Bills and money market funds. If the income received from these investments decreases, the Fund will distribute less income.

Innovator Equity Premium Income – Daily PutWrite ETF | Large Capitalization Companies Risk [Member]
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Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through exposure to SPX, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Innovator Equity Premium Income – Daily PutWrite ETF | Upside Participation Risk [Member]
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Upside Participation Risk.    The Fund’s exposure to SPX that is provided by the Options Strategy has no upside participation. Therefore, any upside potential for the Fund will be limited to gains of the Equity Portfolio, plus any income generated through dividends and premiums. Because the Fund only invests a portion of its assets in the U.S. Equity Index directly, its upside participation in the returns of the U.S. Equity Index is limited. Further, because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the U.S. Equity Index, which may cause the Fund to underperform or overperform the U.S. Equity Index based on those different weightings.

Innovator Equity Premium Income – Daily PutWrite ETF | Market Underperformance Risk [Member]
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Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the U.S. Equity Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, the weights of the equity securities in the Equity Portfolio and the Fund’s exposure to the Options Strategy. Further, the ELNs utilized by the Fund provide leveraged exposure to the Put-Write Index. To the extent the ELNs sustain any losses, those losses may exceed those of SPX and will be realized on a daily basis with no opportunity to recapture such losses through the ELN or option contracts held by the Fund. Such factors may also cause the Fund to underperform the U.S. Equity Index and/or similarly situated funds.

Innovator Equity Premium Income – Daily PutWrite ETF | Counterparty Risk [Member]
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Counterparty Risk.    The Fund is subject to counterparty risk directly through its investment in ELNs and usage of option contracts directly. Counterparty risk is the risk an issuer, guarantor or counterparty of a security is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. If the Fund is unable to obtain a suitable counterparty or if no counterparties are available to the Fund, the Fund may not be able to achieve its objective.

Innovator Equity Premium Income – Daily PutWrite ETF | Credit Risk [Member]
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Credit Risk.    Credit risk is the risk that issuer or other obligated party (associated with the Fund’s investments in ELNs or directly written put option contracts) may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of such investments may decline because of concerns about the issuer’s ability or unwillingness to make such payments. While the Fund will review the credit rating of ELN issuers to assess such issuer’s overall creditworthiness, any such rating will not provide an assessment of a specific financial obligation of the issuer, such as an ELN.

Innovator Equity Premium Income – Daily PutWrite ETF | Restricted Securities Risk [Member]
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Restricted Securities Risk.    The ELNs in which the Fund invests may be considered “restricted securities.” Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and are generally subject to strict restrictions on resale. Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. That notwithstanding, the ELNs in which the Fund will invest are redeemable by the Fund (meaning the Fund may liquidate its position directly with the ELN before the stated maturity date) and callable by the issuer (meaning that the ELN may repurchase the ELN from Fund before the stated maturity date).

Innovator Equity Premium Income – Daily PutWrite ETF | U.S. Treasury Bills Risk [Member]
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U.S. Treasury Bills Risk.    The Fund invests in U.S. T-Bills, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. T-Bills trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. T-Bills may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities.

Innovator Equity Premium Income – Daily PutWrite ETF | Money Market Funds Risk [Member]
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Money Market Funds Risk.    Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that the Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Innovator Equity Premium Income – Daily PutWrite ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Innovator Equity Premium Income – Daily PutWrite ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Innovator Equity Premium Income – Daily PutWrite ETF | Correlation Risk [Member]
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Correlation Risk.    Embedded in the value of the Fund’s ELNs are the value of the put option contracts. Prior to the expiration date of the put option contract, its value may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the options, among others. Additionally, the Fund utilizes an optimization strategy to replicate the returns of the U.S Equity Index in the Equity Portfolio. The Fund may not be able to achieve a perfect degree of correlation to the U.S. Equity Index through implementing this strategy. Any amount of such non-correlation may adversely impact the Fund’s returns. Further, because the Fund implements a daily options strategy, to the extent any losses are incurred due through the Options Strategy, the Fund’s returns may deviate from that of SPX.

Innovator Equity Premium Income – Daily PutWrite ETF | Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Equity Premium Income – Daily PutWrite ETF | Liquidity Risk [Member]
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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator Equity Premium Income – Daily PutWrite ETF | Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Innovator Equity Premium Income – Daily PutWrite ETF | Market Maker Risk [Member]
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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value (“NAV”) and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Innovator Equity Premium Income – Daily PutWrite ETF | Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Equity Premium Income – Daily PutWrite ETF | New Fund Risk [Member]
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New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Innovator Equity Premium Income – Daily PutWrite ETF | Operational Risk [Member]
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Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Innovator Equity Premium Income – Daily PutWrite ETF | Premium/Discount Risk [Member]
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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Innovator Equity Premium Income – Daily PutWrite ETF | Security Issuer Risk [Member]
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Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator Equity Premium Income – Daily PutWrite ETF | Tax Risk [Member]
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Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear and may have adverse tax consequences, including but not limited to the Fund losing its status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator Equity Premium Income – Daily PutWrite ETF | Trading Issues Risk [Member]
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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator Equity Premium Income – Daily PutWrite ETF | Valuation Risk [Member]
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Valuation Risk.    The value of the Fund’s ELNs, as well as to the extent the Fund invests directly in option contracts, subjects it to valuation risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its investments may become more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Innovator Equity Premium Income – Daily PutWrite ETF | Innovator Equity Premium Income - Daily PutWrite ETF
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Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.